Depreciation, depletion and amortization	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Depreciation, depletion and amortization
Depreciation, depletion and amortization

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2018	2017	2018	2017
Upstream
US	999	1,133	2,087	2,370
Non-US	2,226	2,090	4,498	4,144
	3,225	3,223	6,585	6,514
Downstream
US	221	219	440	435
Non-US	293	274	595	553
	514	493	1,035	988
Other businesses and corporate
US	16	16	32	32
Non-US	56	61	90	101
	72	77	122	133
Total group	3,811	3,793	7,742	7,635